Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Future Minimum Lease Payments Under Operating Sublease	As of December 31, 2022 the future minimum lease payments under the facilities operating sublease were as follows (in thousands):

As of December 31, 2022
Year ending December 31,

2023	$329
2024	341

Total minimum lease payments	670
Less: amount representing interest	26

Present value of lease liabilities	644
Less: current portion of lease liabilities	323

Lease liabilities, noncurrent	$321